Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	Long-term investments consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Measurement alternative method
PFI Food Industries Limited	21,744,509	14,136,050
Good Food Technologies (Cayman) Limited	696,460	-

Long-term investments	22,440,969	14,136,050